Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents.
Cash deposits	$ 469.5	$ 182.4
Term deposits	41.6	70.6
Cash and cash equivalents	$ 511.1	$ 253.0	$ 149.2